Disclosure of detailed information about deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Current	$ 49,907	$ 65,619
Non-current	448,137	472,233
Deferred revenue	$ 498,044	$ 537,852	$ 597,260